LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
LEASES
Lease expense	$ 29,371	$ 0
lease term	1 year 2 months 12 days	1 year 8 months 12 days
Operating lease agreements expiration dates		expiration date in August 2025
Operating Lease, Weighted Average Discount Rate, Percent	4.75%		4.75%